Inventory	3 Months Ended
Oct. 31, 2016
Inventory Disclosure [Abstract]
Inventory

5. Inventory

Inventories are stated at the lower of cost or net realizable value, and net of a valuation allowance for potential excess or obsolete material. Cost is determined using the average cost method. Depreciation related to manufacturing is systematically allocated to inventory produced, and expensed through cost of goods sold at the time inventory is sold.

Inventories consist of the following:

	October 31, 2016	July 31, 2016
Raw materials	$98,000	$120,000
Finished goods	250,000	230,000
	$348,000	$350,000